Reconciliation of Pro Forma Basic and Diluted Weighted Average Common Shares Outstanding (Detail)	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 27, 2012	Oct. 29, 2011	Oct. 27, 2012	Oct. 29, 2011	Jan. 28, 2012	Jan. 29, 2011	Jan. 30, 2010
Weighted average shares outstanding:
Shares used in computing basic income (loss) per common share	52,565,576	15,884,527	29,282,385	15,845,372	15,903,599	9,672,195	7,452,811
Unaudited basic pro forma weighted average shares outstanding			51,801,705		50,636,787
Dilutive effect of securities					509
Unaudited diluted pro forma weighted average shares outstanding			51,801,705		50,637,296
Series A 8% Percent Convertible Preferred Stock
Weighted average shares outstanding:
Adjustment to weighted average shares outstanding			20,030,794		30,894,953
Term Loan Facility
Weighted average shares outstanding:
Adjustment to weighted average shares outstanding			2,488,526		3,838,235